Note 5 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Profit/(loss) before income taxes	$ (7,638,024)	$ (6,163,764)
Computed by applying income tax rate of home jurisdiction	$ (2,291,407)	$ (1,849,129)
Computed by applying income tax rate of home jurisdiction	30.00%	30.00%
Effect of tax rates in foreign jurisdictions	$ 17,122	$ (12,572)
Effect of tax rates in foreign jurisdictions	0.00%	1.00%
Research & development incentive	$ 1,103,924	$ 1,092,085
Research & development incentive	(14.00%)	(18.00%)
Acquisition of assets	$ 0	$ (3,050,837)
Acquisition of assets	0.00%	49.00%
Share based payment	$ 51,970	$ (126,525)
Share based payment	(1.00%)	2.00%
Other	$ 12,011	$ (676,733)
Other	0.00%	11.00%
Amortization expense	$ (625,381)	$ 0
Amortization expense	8.00%	0.00%
Change in valuation allowance	$ 1,731,761	$ 3,316,210
Change in valuation allowance	(23.00%)	(54.00%)
Global intangible low-taxed income (GILTI) tax	$ 0	$ (9,978)
Global intangible low-taxed income (GILTI) tax	0.00%	0.00%
Income tax expense/(benefit)	$ 0	$ (1,317,479)
Income tax expense/(benefit)	0.00%	21.00%